Nature of Business (Details Narrative) - Precious Metal Exploration Corp [Member]	Dec. 31, 2014
Shareholder [Member]
Percentage of ownership on subsidiary	24.00%
Republic of South Africa [Member]
Percentage of ownership on subsidiary	76.00%